Document and Entity Information	Apr. 22, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001600125
Document Type	8-K
Document Period End Date	Apr. 22, 2021
Entity Registrant Name	MERIDIAN BANCORP, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-36573
Entity Tax Identification Number	46-5396964
Entity Address, Address Line One	67 Prospect Street
Entity Address, City or Town	Peabody
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01960
City Area Code	(617)
Local Phone Number	567-1500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	EBSB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false